Summary of Significant Accounting Policies - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO, beginning balance	$ 2,326	$ 1,203
Asset retirement obligation, liabilities incurred and acquired	17	68
Liabilities acquired	0	1,161
Revision of estimated obligations	0	(45)
Liability settlements and disposals	0	(131)
Accretion	21	70
ARO, ending balance	2,364	2,326
Less: current ARO	(152)	(58)
ARO, long-term	$ 2,212	$ 2,268